CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	$ 3,237,731	$ 6,622,310
Gross Unrealized Losses	(2,502,878)	(8,307,428)
Unrealized Profit (Loss)	504,652	(1,685,118)
Percent of Net Assets	0.38%	(0.64%)
Number of contracts closed	224,642	181,630
Premium paid	380,693	431,164
Premium received	957,228	265,272
Number of individual contracts with unrealized profit or loss greater than 5% of the Partnership's capital	0	0
Percentage of Partnership's capital as a disclosure threshold for an individual contract's unrealized profit or loss	5.00%	5.00%
Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	3,008	7,788
Gross Unrealized Gains	2,718,821	4,592,978
Gross Unrealized Losses	(717,910)	(2,322,256)
Unrealized Profit (Loss)	2,000,911	2,270,722
Percent of Net Assets	1.52%	0.87%
Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(3,382)	(2,526)
Gross Unrealized Gains	764,674	1,855,318
Gross Unrealized Losses	(2,260,933)	(5,811,158)
Unrealized Profit (Loss)	(1,496,259)	(3,955,840)
Percent of Net Assets	(1.14%)	(1.51%)
Futures
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	2,556,726	5,104,581
Gross Unrealized Losses	(1,403,012)	(4,687,776)
Unrealized Profit (Loss)	1,153,714	416,805
Percent of Net Assets	0.87%	0.16%
Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	2,528	7,522
Gross Unrealized Gains	1,971,860	3,853,295
Gross Unrealized Losses	(601,789)	(2,035,152)
Unrealized Profit (Loss)	1,370,071	1,818,143
Percent of Net Assets	1.04%	0.69%
Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,039)	(1,998)
Gross Unrealized Gains	584,867	1,251,286
Gross Unrealized Losses	(801,224)	(2,652,624)
Unrealized Profit (Loss)	(216,357)	(1,401,338)
Percent of Net Assets	(0.17%)	(0.53%)
Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	168,600	168,568
Gross Unrealized Losses	(119,929)	(258,132)
Unrealized Profit (Loss)	48,671	(89,564)
Percent of Net Assets	0.04%	(0.03%)
Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	133	227
Gross Unrealized Gains	15,035	30,992
Gross Unrealized Losses	(97,886)	(210,917)
Unrealized Profit (Loss)	(82,851)	(179,925)
Percent of Net Assets	(0.06%)	(0.07%)
Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(150)	(191)
Gross Unrealized Gains	153,565	137,576
Gross Unrealized Losses	(22,043)	(47,215)
Unrealized Profit (Loss)	131,522	90,361
Percent of Net Assets	0.10%	0.04%
Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	256,067	718,875
Gross Unrealized Losses	(44,656)	(494,614)
Unrealized Profit (Loss)	211,411	224,261
Percent of Net Assets	0.16%	0.09%
Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	214	671
Gross Unrealized Gains	97,977	166,846
Gross Unrealized Losses	(40,224)	(485,889)
Unrealized Profit (Loss)	57,753	(319,043)
Percent of Net Assets	0.04%	(0.12%)
Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(95)	(146)
Gross Unrealized Gains	158,091	552,029
Gross Unrealized Losses	(4,433)	(8,725)
Unrealized Profit (Loss)	153,658	543,304
Percent of Net Assets	0.12%	0.21%
Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	40,183	574,348
Gross Unrealized Losses	(35,855)	(413,383)
Unrealized Profit (Loss)	4,328	160,965
Percent of Net Assets	0.00%	0.06%
Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	56	513
Gross Unrealized Gains	40,183	364,585
Gross Unrealized Losses	(26,367)	(120,408)
Unrealized Profit (Loss)	13,816	244,177
Percent of Net Assets	0.01%	0.09%
Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(5)	(413)
Gross Unrealized Gains		209,763
Gross Unrealized Losses	(9,488)	(292,975)
Unrealized Profit (Loss)	(9,488)	(83,212)
Percent of Net Assets	(0.01%)	(0.03%)
Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	92,335	562,168
Gross Unrealized Losses	(239,106)	(292,476)
Unrealized Profit (Loss)	(146,771)	269,692
Percent of Net Assets	(0.11%)	0.10%
Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	1,284	3,850
Gross Unrealized Gains	47,047	553,893
Gross Unrealized Losses	(223,537)	(218,013)
Unrealized Profit (Loss)	(176,490)	335,880
Percent of Net Assets	(0.13%)	0.13%
Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(362)	(209)
Gross Unrealized Gains	45,288	8,275
Gross Unrealized Losses	(15,569)	(74,463)
Unrealized Profit (Loss)	29,719	(66,188)
Percent of Net Assets	0.02%	(0.03%)
Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	1,028,523	2,403,115
Gross Unrealized Losses	(949,902)	(2,900,138)
Unrealized Profit (Loss)	78,621	(497,023)
Percent of Net Assets	0.06%	(0.19%)
Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	346	1,042
Gross Unrealized Gains	800,800	2,081,342
Gross Unrealized Losses	(211,988)	(671,087)
Unrealized Profit (Loss)	588,812	1,410,255
Percent of Net Assets	0.45%	0.54%
Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(331)	(949)
Gross Unrealized Gains	227,723	321,773
Gross Unrealized Losses	(737,914)	(2,229,051)
Unrealized Profit (Loss)	(510,191)	(1,907,278)
Percent of Net Assets	(0.39%)	(0.73%)
Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	971,018	677,507
Gross Unrealized Losses	(13,564)	(329,033)
Unrealized Profit (Loss)	957,454	348,474
Percent of Net Assets	0.72%	0.13%
Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	495	1,219
Gross Unrealized Gains	970,818	655,637
Gross Unrealized Losses	(1,787)	(328,838)
Unrealized Profit (Loss)	969,031	326,799
Percent of Net Assets	0.73%	0.12%
Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(96)	(90)
Gross Unrealized Gains	200	21,870
Gross Unrealized Losses	(11,777)	(195)
Unrealized Profit (Loss)	(11,577)	21,675
Percent of Net Assets	(0.01%)	0.01%
Forwards | Currencies
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	336,711	959,887
Gross Unrealized Losses	(419,377)	(3,032,317)
Unrealized Profit (Loss)	(82,666)	(2,072,430)
Percent of Net Assets	(0.06%)	(0.79%)
Forwards | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	156,904	355,855
Gross Unrealized Losses	(116,121)	(287,104)
Unrealized Profit (Loss)	40,783	68,751
Percent of Net Assets	0.03%	0.03%
Forwards | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	179,807	604,032
Gross Unrealized Losses	(303,256)	(2,745,213)
Unrealized Profit (Loss)	(123,449)	(2,141,181)
Percent of Net Assets	(0.09%)	(0.82%)
Options
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	344,294	557,842
Gross Unrealized Losses	(680,489)	(587,335)
Unrealized Profit (Loss)	(566,396)	(29,493)
Percent of Net Assets	(0.43%)	(0.01%)
Options | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	480	266
Gross Unrealized Gains	590,057	383,828
Unrealized Profit (Loss)	590,057	383,828
Percent of Net Assets	0.45%	0.15%
Options | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(2,343)	(528)
Gross Unrealized Losses	(1,156,453)	(413,321)
Unrealized Profit (Loss)	(1,156,453)	(413,321)
Percent of Net Assets	(0.88%)	(0.16%)
Options | Currencies
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	344,294	2,200
Gross Unrealized Losses	(295,045)	(203,826)
Unrealized Profit (Loss)	49,249	(201,626)
Percent of Net Assets	0.04%	(0.08%)
Options | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	172,223	2,200
Unrealized Profit (Loss)	172,223	2,200
Percent of Net Assets	0.13%	0.00%
Options | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Losses	(122,974)	(203,826)
Unrealized Profit (Loss)	(122,974)	(203,826)
Percent of Net Assets	(0.09%)	(0.08%)
Options | Energy
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains		4,730
Gross Unrealized Losses	(9,150)	(32,560)
Unrealized Profit (Loss)	(26,550)	(27,830)
Percent of Net Assets	(0.02%)	(0.01%)
Options | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	15	33
Gross Unrealized Gains	11,100	4,840
Unrealized Profit (Loss)	11,100	4,840
Percent of Net Assets	0.01%	0.00%
Options | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(75)	(33)
Gross Unrealized Losses	(37,650)	(32,670)
Unrealized Profit (Loss)	(37,650)	(32,670)
Percent of Net Assets	(0.03%)	(0.01%)
Options | Interest rates
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains		30,182
Gross Unrealized Losses	(163,219)	(91,369)
Unrealized Profit (Loss)	(326,625)	(61,187)
Percent of Net Assets	(0.25%)	(0.02%)
Options | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	465	110
Gross Unrealized Gains	406,734	47,438
Unrealized Profit (Loss)	406,734	47,438
Percent of Net Assets	0.31%	0.02%
Options | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,935)	(407)
Gross Unrealized Losses	(733,359)	(108,625)
Unrealized Profit (Loss)	(733,359)	(108,625)
Percent of Net Assets	(0.56%)	(0.04%)
Options | Metals
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains		370,030
Gross Unrealized Losses		(116,030)
Unrealized Profit (Loss)		254,000
Percent of Net Assets		0.10%
Options | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		79
Gross Unrealized Gains		254,000
Unrealized Profit (Loss)		254,000
Percent of Net Assets		0.10%
Options | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Percent of Net Assets		0.00%
Options | Stock indices
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains		150,700
Gross Unrealized Losses	(213,075)	(143,550)
Unrealized Profit (Loss)	(262,470)	7,150
Percent of Net Assets	(0.20%)	0.00%
Options | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		44
Gross Unrealized Gains		75,350
Unrealized Profit (Loss)		75,350
Percent of Net Assets	0.00%	0.03%
Options | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(333)	(88)
Gross Unrealized Losses	(262,470)	(68,200)
Unrealized Profit (Loss)	(262,470)	(68,200)
Percent of Net Assets	(0.20%)	(0.03%)
Alamo Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	99,554	262,603
Percent of Net Assets	0.94%	1.14%
Alamo Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	328	552
Gross Unrealized Gains	132,282	133,362
Gross Unrealized Losses	(172,505)	(227,116)
Unrealized Profit (Loss)	(40,223)	(93,754)
Percent of Net Assets	(0.37%)	(0.41%)
Alamo Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(633)	(303)
Gross Unrealized Gains	343,249	451,716
Gross Unrealized Losses	(203,472)	(95,359)
Unrealized Profit (Loss)	139,777	356,357
Percent of Net Assets	1.31%	1.55%
Alamo Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	131,700	139,204
Percent of Net Assets	1.24%	0.60%
Alamo Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	134	53
Gross Unrealized Gains	20,100	41,903
Gross Unrealized Losses	(90,318)
Unrealized Profit (Loss)	(70,218)	41,903
Percent of Net Assets	(0.66%)	0.18%
Alamo Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(443)	(247)
Gross Unrealized Gains	267,788	192,660
Gross Unrealized Losses	(65,870)	(95,359)
Unrealized Profit (Loss)	201,918	97,301
Percent of Net Assets	1.90%	0.42%
Alamo Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	161,872	160,787
Percent of Net Assets	1.52%	0.70%
Alamo Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	113	215
Gross Unrealized Gains	108,074	76,513
Gross Unrealized Losses	(16,612)	(174,782)
Unrealized Profit (Loss)	91,462	(98,269)
Percent of Net Assets	0.86%	(0.43%)
Alamo Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(88)	(56)
Gross Unrealized Gains	75,461	259,056
Gross Unrealized Losses	(5,051)
Unrealized Profit (Loss)	70,410	259,056
Percent of Net Assets	0.66%	1.13%
Alamo Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		542
Percent of Net Assets		0.00%
Alamo Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		9
Gross Unrealized Gains		13,066
Gross Unrealized Losses		(12,524)
Unrealized Profit (Loss)		542
Percent of Net Assets		0.00%
Alamo Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Percent of Net Assets		0.00%
Alamo Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(80,351)	(37,930)
Percent of Net Assets	(0.75%)	(0.16%)
Alamo Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	69	275
Gross Unrealized Gains		1,880
Gross Unrealized Losses	(34,882)	(39,810)
Unrealized Profit (Loss)	(34,882)	(37,930)
Percent of Net Assets	(0.32%)	(0.16%)
Alamo Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(41)
Gross Unrealized Losses	(45,469)
Unrealized Profit (Loss)	(45,469)
Percent of Net Assets	(0.43%)	0.00%
Alamo Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(113,667)
Percent of Net Assets	(1.07%)
Alamo Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	12
Gross Unrealized Gains	4,108
Gross Unrealized Losses	(30,693)
Unrealized Profit (Loss)	(26,585)
Percent of Net Assets	(0.25%)
Alamo Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(61)
Gross Unrealized Losses	(87,082)
Unrealized Profit (Loss)	(87,082)
Percent of Net Assets	(0.82%)
Breakout Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	539,757	1,042,090
Percent of Net Assets	4.23%	2.65%
Breakout Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	605	2,138
Gross Unrealized Gains	671,769	1,692,656
Gross Unrealized Losses	(238,515)	(846,896)
Unrealized Profit (Loss)	433,254	845,760
Percent of Net Assets	3.40%	2.15%
Breakout Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(531)	(630)
Gross Unrealized Gains	308,235	757,127
Gross Unrealized Losses	(201,732)	(560,797)
Unrealized Profit (Loss)	106,503	196,330
Percent of Net Assets	0.83%	0.50%
Breakout Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	176,597	337,925
Percent of Net Assets	1.38%	0.86%
Breakout Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	80
Gross Unrealized Gains	76,560
Gross Unrealized Losses	(8,688)
Unrealized Profit (Loss)	67,872
Percent of Net Assets	0.53%	0.00%
Breakout Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(80)	(264)
Gross Unrealized Gains	108,725	337,925
Unrealized Profit (Loss)	108,725	337,925
Percent of Net Assets	0.85%	0.86%
Breakout Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	179,724	787,027
Percent of Net Assets	1.41%	2.00%
Breakout Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	139	968
Gross Unrealized Gains	132,914	729,065
Gross Unrealized Losses	(21,575)	(307,440)
Unrealized Profit (Loss)	111,339	421,625
Percent of Net Assets	0.87%	1.07%
Breakout Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(151)	(183)
Gross Unrealized Gains	96,275	365,402
Gross Unrealized Losses	(27,890)
Unrealized Profit (Loss)	68,385	365,402
Percent of Net Assets	0.54%	0.93%
Breakout Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	43,664	(180,661)
Percent of Net Assets	0.34%	(0.46%)
Breakout Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	32	15
Gross Unrealized Gains	59,320
Gross Unrealized Losses	(7,526)	(9,341)
Unrealized Profit (Loss)	51,794	(9,341)
Percent of Net Assets	0.41%	(0.02%)
Breakout Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(9)	(80)
Gross Unrealized Gains		53,800
Gross Unrealized Losses	(8,130)	(225,120)
Unrealized Profit (Loss)	(8,130)	(171,320)
Percent of Net Assets	(0.07%)	(0.44%)
Breakout Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(106,604)	(32,000)
Percent of Net Assets	(0.84%)	(0.08%)
Breakout Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	55	553
Gross Unrealized Gains	1,443	206,994
Gross Unrealized Losses	(67,135)	(238,994)
Unrealized Profit (Loss)	(65,692)	(32,000)
Percent of Net Assets	(0.51%)	(0.08%)
Breakout Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(173)
Gross Unrealized Gains	17,274
Gross Unrealized Losses	(58,186)
Unrealized Profit (Loss)	(40,912)
Percent of Net Assets	(0.33%)	0.00%
Breakout Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(108,975)	(601,955)
Percent of Net Assets	(0.85%)	(1.53%)
Breakout Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	103	158
Gross Unrealized Gains	46,081
Gross Unrealized Losses	(133,491)	(266,278)
Unrealized Profit (Loss)	(87,410)	(266,278)
Percent of Net Assets	(0.69%)	(0.68%)
Breakout Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(118)	(103)
Gross Unrealized Gains	85,961
Gross Unrealized Losses	(107,526)	(335,677)
Unrealized Profit (Loss)	(21,565)	(335,677)
Percent of Net Assets	(0.16%)	(0.85%)
Breakout Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	355,351	731,754
Percent of Net Assets	2.79%	1.86%
Breakout Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	196	444
Gross Unrealized Gains	355,451	756,597
Gross Unrealized Losses	(100)	(24,843)
Unrealized Profit (Loss)	355,351	731,754
Percent of Net Assets	2.79%	1.86%
Breakout Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Percent of Net Assets	0.00%	0.00%
Cambridge Global Horizons, LLC
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	238,479	(175,044)
Percent of Net Assets	1.87%	(0.43%)
Cambridge Global Horizons, LLC | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	336	6,369
Gross Unrealized Gains	617,192	3,293,616
Gross Unrealized Losses	(250,902)	(2,088,243)
Unrealized Profit (Loss)	366,290	1,205,373
Percent of Net Assets	2.87%	2.95%
Cambridge Global Horizons, LLC | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(210)	(1,109)
Gross Unrealized Gains	303,231	1,572,626
Gross Unrealized Losses	(431,042)	(2,953,043)
Unrealized Profit (Loss)	(127,811)	(1,380,417)
Percent of Net Assets	(1.00%)	(3.38%)
Cambridge Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	143,194	(441,328)
Percent of Net Assets	1.12%	(1.08%)
Cambridge Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	336	6,369
Gross Unrealized Gains	373,015	1,667,314
Gross Unrealized Losses	(118,388)	(1,273,050)
Unrealized Profit (Loss)	254,627	394,264
Percent of Net Assets	2.00%	0.97%
Cambridge Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(210)	(1,109)
Gross Unrealized Gains	134,365	434,744
Gross Unrealized Losses	(245,798)	(1,270,336)
Unrealized Profit (Loss)	(111,433)	(835,592)
Percent of Net Assets	(0.88%)	(2.05%)
Cambridge Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	8,772	(48,030)
Percent of Net Assets	0.07%	(0.11%)
Cambridge Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	5	95
Gross Unrealized Gains		1,398
Gross Unrealized Losses	(5,123)	(159,683)
Unrealized Profit (Loss)	(5,123)	(158,285)
Percent of Net Assets	(0.04%)	(0.38%)
Cambridge Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(29)	(211)
Gross Unrealized Gains	18,939	159,461
Gross Unrealized Losses	(5,044)	(49,206)
Unrealized Profit (Loss)	13,895	110,255
Percent of Net Assets	0.11%	0.27%
Cambridge Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	19,454	(70,849)
Percent of Net Assets	0.16%	(0.18%)
Cambridge Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	10	251
Gross Unrealized Gains	4,738	21,950
Gross Unrealized Losses	(1,310)	(195,816)
Unrealized Profit (Loss)	3,428	(173,866)
Percent of Net Assets	0.03%	(0.43%)
Cambridge Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(14)	(60)
Gross Unrealized Gains	16,174	115,239
Gross Unrealized Losses	(148)	(12,222)
Unrealized Profit (Loss)	16,026	103,017
Percent of Net Assets	0.13%	0.25%
Cambridge Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(98)	326,121
Percent of Net Assets	0.00%	0.79%
Cambridge Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	10	333
Gross Unrealized Gains	4,432	988,215
Gross Unrealized Losses	(4,530)	(17,519)
Unrealized Profit (Loss)	(98)	970,696
Percent of Net Assets	0.00%	2.37%
Cambridge Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(275)
Gross Unrealized Gains		23,595
Gross Unrealized Losses		(668,170)
Unrealized Profit (Loss)		(644,575)
Percent of Net Assets	0.00%	(1.58%)
Cambridge Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(24,884)	(114,768)
Percent of Net Assets	(0.20%)	(0.28%)
Cambridge Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	123	4,585
Gross Unrealized Gains	634	272,084
Gross Unrealized Losses	(43,996)	(392,660)
Unrealized Profit (Loss)	(43,362)	(120,576)
Percent of Net Assets	(0.34%)	(0.29%)
Cambridge Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(36)	(309)
Gross Unrealized Gains	18,532	13,922
Gross Unrealized Losses	(54)	(8,114)
Unrealized Profit (Loss)	18,478	5,808
Percent of Net Assets	0.14%	0.01%
Cambridge Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(47,699)	(381,474)
Percent of Net Assets	(0.38%)	(0.93%)
Cambridge Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	122	179
Gross Unrealized Gains	176,112	130,109
Gross Unrealized Losses	(63,429)	(110,636)
Unrealized Profit (Loss)	112,683	19,473
Percent of Net Assets	0.88%	0.05%
Cambridge Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(130)	(238)
Gross Unrealized Gains	80,170	120,327
Gross Unrealized Losses	(240,552)	(521,274)
Unrealized Profit (Loss)	(160,382)	(400,947)
Percent of Net Assets	(1.26%)	(0.98%)
Cambridge Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	187,649	(152,328)
Percent of Net Assets	1.47%	(0.37%)
Cambridge Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	66	926
Gross Unrealized Gains	187,099	253,558
Gross Unrealized Losses		(396,736)
Unrealized Profit (Loss)	187,099	(143,178)
Percent of Net Assets	1.47%	(0.35%)
Cambridge Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1)	(16)
Gross Unrealized Gains	550	2,200
Gross Unrealized Losses		(11,350)
Unrealized Profit (Loss)	550	(9,150)
Percent of Net Assets	0.00%	(0.02%)
Cambridge Global Horizons, LLC | Forwards | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	95,285	266,284
Percent of Net Assets	0.75%	0.65%
Cambridge Global Horizons, LLC | Forwards | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	244,177	1,626,302
Gross Unrealized Losses	(132,514)	(815,193)
Unrealized Profit (Loss)	111,663	811,109
Percent of Net Assets	0.87%	1.98%
Cambridge Global Horizons, LLC | Forwards | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	168,866	1,137,882
Gross Unrealized Losses	(185,244)	(1,682,707)
Unrealized Profit (Loss)	(16,378)	(544,825)
Percent of Net Assets	(0.12%)	(1.33%)
Quaker Global Horizons, LLC
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	840,087
Percent of Net Assets	3.81%
Quaker Global Horizons, LLC | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	1,279
Gross Unrealized Gains	1,127,705
Gross Unrealized Losses	(1,174,450)
Unrealized Profit (Loss)	(46,745)
Percent of Net Assets	(0.21%)
Quaker Global Horizons, LLC | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,016)
Gross Unrealized Gains	1,410,800
Gross Unrealized Losses	(523,968)
Unrealized Profit (Loss)	886,832
Percent of Net Assets	4.02%
Quaker Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	345,539
Percent of Net Assets	1.57%
Quaker Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	1,279
Gross Unrealized Gains	845,768
Gross Unrealized Losses	(1,019,745)
Unrealized Profit (Loss)	(173,977)
Percent of Net Assets	(0.78%)
Quaker Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(1,016)
Gross Unrealized Gains	850,213
Gross Unrealized Losses	(330,697)
Unrealized Profit (Loss)	519,516
Percent of Net Assets	2.35%
Quaker Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	326,775
Percent of Net Assets	1.48%
Quaker Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	117
Gross Unrealized Gains	87,920
Gross Unrealized Losses	(66,517)
Unrealized Profit (Loss)	21,403
Percent of Net Assets	0.10%
Quaker Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(225)
Gross Unrealized Gains	320,545
Gross Unrealized Losses	(15,173)
Unrealized Profit (Loss)	305,372
Percent of Net Assets	1.38%
Quaker Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	15,286
Percent of Net Assets	0.07%
Quaker Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	76
Gross Unrealized Gains	59,337
Gross Unrealized Losses	(41,925)
Unrealized Profit (Loss)	17,412
Percent of Net Assets	0.08%
Quaker Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(10)
Gross Unrealized Gains	7,370
Gross Unrealized Losses	(9,496)
Unrealized Profit (Loss)	(2,126)
Percent of Net Assets	(0.01%)
Quaker Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(558,804)
Percent of Net Assets	(2.53%)
Quaker Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	846
Gross Unrealized Gains	1,726
Gross Unrealized Losses	(911,303)
Unrealized Profit (Loss)	(909,577)
Percent of Net Assets	(4.12%)
Quaker Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(674)
Gross Unrealized Gains	473,078
Gross Unrealized Losses	(122,305)
Unrealized Profit (Loss)	350,773
Percent of Net Assets	1.59%
Quaker Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	41,460
Percent of Net Assets	0.19%
Quaker Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Percent of Net Assets	0.00%
Quaker Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(31)
Gross Unrealized Gains	49,220
Gross Unrealized Losses	(7,760)
Unrealized Profit (Loss)	41,460
Percent of Net Assets	0.19%
Quaker Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	520,822
Percent of Net Assets	2.36%
Quaker Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	240
Gross Unrealized Gains	696,785
Unrealized Profit (Loss)	696,785
Percent of Net Assets	3.16%
Quaker Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(76)
Gross Unrealized Losses	(175,963)
Unrealized Profit (Loss)	(175,963)
Percent of Net Assets	(0.80%)
Quaker Global Horizons, LLC | Forwards | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	494,548
Percent of Net Assets	2.24%
Quaker Global Horizons, LLC | Forwards | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	281,937
Gross Unrealized Losses	(154,705)
Unrealized Profit (Loss)	127,232
Percent of Net Assets	0.57%
Quaker Global Horizons, LLC | Forwards | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Gross Unrealized Gains	560,587
Gross Unrealized Losses	(193,271)
Unrealized Profit (Loss)	367,316
Percent of Net Assets	1.67%
Nets Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		(91,517)
Percent of Net Assets		(0.31%)
Nets Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		275
Gross Unrealized Gains		94,333
Gross Unrealized Losses		(259,092)
Unrealized Profit (Loss)		(164,759)
Percent of Net Assets		(0.55%)
Nets Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(427)
Gross Unrealized Gains		401,513
Gross Unrealized Losses		(328,271)
Unrealized Profit (Loss)		73,242
Percent of Net Assets		0.24%
Nets Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		(12,921)
Percent of Net Assets		(0.04%)
Nets Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		50
Gross Unrealized Losses		(128,932)
Unrealized Profit (Loss)		(128,932)
Percent of Net Assets		(0.43%)
Nets Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(176)
Gross Unrealized Gains		141,311
Gross Unrealized Losses		(25,300)
Unrealized Profit (Loss)		116,011
Percent of Net Assets		0.39%
Nets Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		69,381
Percent of Net Assets		0.23%
Nets Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		102
Gross Unrealized Gains		21,032
Gross Unrealized Losses		(71,651)
Unrealized Profit (Loss)		(50,619)
Percent of Net Assets		(0.17%)
Nets Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(20)
Gross Unrealized Gains		120,000
Unrealized Profit (Loss)		120,000
Percent of Net Assets		0.40%
Nets Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		60
Percent of Net Assets		0.00%
Nets Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		10
Gross Unrealized Gains		4,989
Gross Unrealized Losses		(6,964)
Unrealized Profit (Loss)		(1,975)
Percent of Net Assets		(0.01%)
Nets Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(34)
Gross Unrealized Gains		33,953
Gross Unrealized Losses		(31,918)
Unrealized Profit (Loss)		2,035
Percent of Net Assets		0.01%
Nets Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		15,852
Percent of Net Assets		0.05%
Nets Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		72
Gross Unrealized Gains		16,661
Gross Unrealized Losses		(9,829)
Unrealized Profit (Loss)		6,832
Percent of Net Assets		0.02%
Nets Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(18)
Gross Unrealized Gains		12,104
Gross Unrealized Losses		(3,084)
Unrealized Profit (Loss)		9,020
Percent of Net Assets		0.03%
Nets Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		(40,299)
Percent of Net Assets		(0.13%)
Nets Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		31
Gross Unrealized Gains		48,405
Gross Unrealized Losses		(35,391)
Unrealized Profit (Loss)		13,014
Percent of Net Assets		0.05%
Nets Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(52)
Gross Unrealized Gains		26,378
Gross Unrealized Losses		(79,691)
Unrealized Profit (Loss)		(53,313)
Percent of Net Assets		(0.18%)
Nets Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)		(123,590)
Percent of Net Assets		(0.42%)
Nets Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		10
Gross Unrealized Gains		3,246
Gross Unrealized Losses		(6,325)
Unrealized Profit (Loss)		(3,079)
Percent of Net Assets		(0.01%)
Nets Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		(127)
Gross Unrealized Gains		67,767
Gross Unrealized Losses		(188,278)
Unrealized Profit (Loss)		(120,511)
Percent of Net Assets		(0.41%)
Quantum Global Horizons, LLC | Futures
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	381,076	(521,711)
Percent of Net Assets	1.71%	(1.17%)
Quantum Global Horizons, LLC | Futures | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	191	829
Gross Unrealized Gains	231,789	744,779
Gross Unrealized Losses	(37,630)	(219,891)
Unrealized Profit (Loss)	194,159	524,888
Percent of Net Assets	0.86%	1.18%
Quantum Global Horizons, LLC | Futures | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(305)	(2,418)
Gross Unrealized Gains	193,113	218,212
Gross Unrealized Losses	(6,196)	(1,264,811)
Unrealized Profit (Loss)	186,917	(1,046,599)
Percent of Net Assets	0.85%	(2.35%)
Quantum Global Horizons, LLC | Futures | Agriculture
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	7,337	(4,812)
Percent of Net Assets	0.03%	(0.01%)
Quantum Global Horizons, LLC | Futures | Agriculture | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		35
Gross Unrealized Gains		2,559
Gross Unrealized Losses		(11,257)
Unrealized Profit (Loss)		(8,698)
Percent of Net Assets	0.00%	(0.02%)
Quantum Global Horizons, LLC | Futures | Agriculture | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(22)	(17)
Gross Unrealized Gains	7,337	5,557
Gross Unrealized Losses		(1,671)
Unrealized Profit (Loss)	7,337	3,886
Percent of Net Assets	0.03%	0.01%
Quantum Global Horizons, LLC | Futures | Currencies
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	52,972	(128,195)
Percent of Net Assets	0.24%	(0.29%)
Quantum Global Horizons, LLC | Futures | Currencies | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	17	247
Gross Unrealized Gains	23,935	17,613
Gross Unrealized Losses		(141,677)
Unrealized Profit (Loss)	23,935	(124,064)
Percent of Net Assets	0.11%	(0.28%)
Quantum Global Horizons, LLC | Futures | Currencies | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(17)	(94)
Gross Unrealized Gains	29,046	10,408
Gross Unrealized Losses	(9)	(14,539)
Unrealized Profit (Loss)	29,037	(4,131)
Percent of Net Assets	0.13%	(0.01%)
Quantum Global Horizons, LLC | Futures | Energy
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	(37,897)	30,389
Percent of Net Assets	(0.17%)	0.07%
Quantum Global Horizons, LLC | Futures | Energy | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	28	13
Gross Unrealized Gains	350	8,471
Gross Unrealized Losses	(37,338)
Unrealized Profit (Loss)	(36,988)	8,471
Percent of Net Assets	(0.17%)	0.02%
Quantum Global Horizons, LLC | Futures | Energy | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(11)	(18)
Gross Unrealized Gains	2,202	22,753
Gross Unrealized Losses	(3,111)	(835)
Unrealized Profit (Loss)	(909)	21,918
Percent of Net Assets	0.00%	0.05%
Quantum Global Horizons, LLC | Futures | Interest rates
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	144,107	388,352
Percent of Net Assets	0.65%	0.88%
Quantum Global Horizons, LLC | Futures | Interest rates | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts		436
Gross Unrealized Gains		675,970
Gross Unrealized Losses		(2,705)
Unrealized Profit (Loss)		673,265
Percent of Net Assets	0.00%	1.52%
Quantum Global Horizons, LLC | Futures | Interest rates | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(241)	(970)
Gross Unrealized Gains	144,533	73,045
Gross Unrealized Losses	(426)	(357,958)
Unrealized Profit (Loss)	144,107	(284,913)
Percent of Net Assets	0.65%	(0.64%)
Quantum Global Horizons, LLC | Futures | Metals
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	11,603	35,254
Percent of Net Assets	0.05%	0.08%
Quantum Global Horizons, LLC | Futures | Metals | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	3	23
Gross Unrealized Gains	5,408	36,135
Unrealized Profit (Loss)	5,408	36,135
Percent of Net Assets	0.02%	0.08%
Quantum Global Horizons, LLC | Futures | Metals | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(6)	(23)
Gross Unrealized Gains	7,895	303
Gross Unrealized Losses	(1,700)	(1,184)
Unrealized Profit (Loss)	6,195	(881)
Percent of Net Assets	0.03%	0.00%
Quantum Global Horizons, LLC | Futures | Stock indices
Investments, derivative contracts and off-balance sheet risk
Unrealized Profit (Loss)	202,954	(842,699)
Percent of Net Assets	0.91%	(1.90%)
Quantum Global Horizons, LLC | Futures | Stock indices | Long Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	143	75
Gross Unrealized Gains	202,096	4,031
Gross Unrealized Losses	(292)	(64,252)
Unrealized Profit (Loss)	201,804	(60,221)
Percent of Net Assets	0.90%	(0.14%)
Quantum Global Horizons, LLC | Futures | Stock indices | Short Positions
Investments, derivative contracts and off-balance sheet risk
Number of Contracts	(8)	(1,296)
Gross Unrealized Gains	2,100	106,146
Gross Unrealized Losses	(950)	(888,624)
Unrealized Profit (Loss)	$ 1,150	$ (782,478)
Percent of Net Assets	0.01%	(1.76%)